Annual Total Returns[BarChart] - Federated Hermes Short-Intermediate Total Return Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.03%	4.12%	(0.17%)	2.47%	0.34%	3.31%	1.70%	0.81%	5.19%	4.89%